                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01402

Name of Registrant: Continental Assurance Co Separate Account B

Address of Registrant:  CNA Plaza
                        Chicago, IL  60685

Name and address of agent for service:      Lynne Gugenheim
                                            CNA Plaza, 23S
                                            Chicago, IL 60685

Registrant's telephone number, including area code: (312) 822-2000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003

Item 1: Reports to Shareholders

--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------
Dear Participant:
--------------------------------------------------------------------------------

   For the six months ended June 30, 2003, Separate Account (B)'s accumulated unit value increased 9.54%. For the comparable period, both the dividend-adjusted Standard & Poor's Index of 500 stocks (S&P 500) and the Lipper Index for Large-Cap Growth Funds had an 11.76% return. However, Separate Account (B) has outperformed both of these benchmarks for the twelve month period ending June 30, 2003, returning a positive .40% compared to .25% for the S&P 500 and a negative .76% for the Lipper Large-Cap Growth funds.

   The second quarter of 2003 was a strong period for the stock markets. The S&P 500 closed the quarter at 974.50 and had its best performance since the fourth quarter of 1998. Several economic and political factors contributed to the results: major war efforts in Iraq came to a close, the Federal Reserve lowered interest rates for the 13th time in two and a half years (bringing rates to their lowest levels since Eisenhower was president), and Congress passed significant tax cuts that are now being implemented. In addition, household spending, ignited by mortgage refinancing dollars, held up well during this period and has served as an important stabilizing force for the overall economy. Offsetting factors which continue to add volatility to the equity markets include accounting and corporate governance issues, the threat of terrorist activity, and the dollar's weakness. Although the weakness in the dollar may draw overseas money out of the U.S. equity markets, large multi-national companies probably will benefit from an increase in trade and a corresponding enhancement of revenues and profits from offshore operations as foreign currencies are converted into dollars for domestic reporting purposes.

   Going into the second half of 2003, many economists believe that the economic environment is positioned to support the monetary and fiscal stimulus actions that have been designed to fuel economic growth. Macro-economic discussions now center around the rate at which we can expect real GDP to grow. In turn, real GDP growth estimates can be used to estimate equity market levels. Based on historical data, an increase in real GDP of 3.75%-4.75% would translate to an S&P 500 level between 970 and 1110. As a result, we expect flat to moderate growth in the S&P 500 for the remainder of the year.

   Market focus during the second half of this year will likely be on the basic fundamentals including earnings growth, dividends, research in undervalued sectors, market timing, and the extent of the anticipated cyclical earnings recovery. Considerations for one-time accounting adjustments and cost cutting savings should be discounted as non-recurring items. Companies with a proven ability to gain market share, issue dividends, sustain real revenue, and maintain positive cash flows should produce significant returns for their shareholders. Equity funds are beginning to see an increase in new cash, but in late 2001 and twice in 2002 the stock market rallied on hopes of a stronger economy, only to fall back to previous levels. This time may be different though, as the tremendous amounts of fiscal and monetary stimulus recently applied to the economy increase the possibility that the second quarter's upturn in the equity markets will be longer lasting.

   Your Separate Account (B) portfolio is structured for growth, with a core holding of high quality, large capitalization companies. The portfolio had an average market capitalization of $79.8 billion and a median market capitalization of $43.2 billion, as of June 30, 2003. This sector has under-performed the general market for the last several years as we witnessed the valuation of growth stocks adjusting downwards at the same time that earnings were weakening. However based on current economic conditions, we anticipate companies with large-capitalization will generate stronger growth in earnings and dividends in 2003 than they have in recent years. Your investment manager will continue to monitor market conditions closely and make portfolio adjustments that we believe will enhance relative returns.

   Thank you for your continued support and participation.

Cordially,

/s/ Dennis R. Hemme
Dennis R. Hemme
Chairman of the Committee

The statements contained in this management letter, which are not historical facts, are forward-looking statements. When included in this management letter, the words "believe," "expects," "intends," "anticipates," "estimates," and analogous expressions are intended to identify forward-looking statements. Such statements inherently are subject to a variety of risks and uncertainties that could cause actual results to differ materially from those projected. These forward-looking statements speak only as of the date of this management letter.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   UNAUDITED
--------------------------------------------------------------------------------
                       COMMITTEE FOR SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
                                    MEMBERS
--------------------------------------------------------------------------------

Dennis R. Hemme, Chairman
Vice President
Continental Assurance Company

Marilou R. McGirr
Vice President and
Portfolio Manager
Continental Assurance Company

Richard T. Fox
Financial Consultant

Robert L. Parkinson, Jr.
Dean of Loyola University Chicago's
School of Business Administration
and Graduate School of Business

Peter J. Wrenn
President
Hudson Technology, Inc.

--------------------------------------------------------------------------------

SECRETARY
Lynne Gugenheim
Senior Vice President and
Deputy General Counsel

AUDITORS
Deloitte & Touche LLP
Chicago, Illinois

CUSTODIAN
JPMorgan Trust Company, N.A.
Chicago, Illinois

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     This report has been prepared for the information of participants in Continental Assurance Company Separate Account (B) and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding Separate Account (B)'s objectives, policies, management, records, sales commissions and other information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------
                       RECORD OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

                      UNIT
       VALUATION     MARKET
          DATE       VALUE
---------------------------
2003  June 30,       $17.53
2002  December 31,    16.00
2001  December 31,    20.48
2000  December 31,    26.37
1999  December 31,    28.78
1998  December 31,    21.55
1997  December 31,    17.69
1996  December 31,    14.14
1995  December 31,    11.74
1994  December 31,     8.85
1993  December 31,     8.91

--------------------------------------------------------------------------------
         ILLUSTRATION OF AN ASSUMED INVESTMENT IN ONE ACCUMULATION UNIT
--------------------------------------------------------------------------------
     Separate Account (B) does not make distributions of investment income and realized capital gains; therefore, the unit values include investment income and capital gains. This chart displays the unit value at December 31, for the past ten years, and at June 30, 2003. This period was one of mixed stock prices. These values should not be considered representations of values which may be achieved in the future.

                                  (BAR GRAPH)
--------------------------------------------------------------------------------
                                        3

                                                                       UNIT VALUE
                                                   --------------------------------------------------
1993                                                                                            $8.91

1994                                                                                            $8.85

1995                                                                                           $11.74

1996                                                                                           $14.14

1997                                                                                           $17.69

1998                                                                                           $21.55

1999                                                                                           $28.78

2000                                                                                           $26.37

2001                                                                                           $20.48

2002                                                                                           $16.00

June 30, 2003                                                                                  $17.53

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2003

                                                              NUMBER OF                        MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES        COST              VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS:

   CONSUMER DISCRETIONARY-14.1%
      MEDIA-6.9%
      Clear Channel Communications, Inc.(*)(**)                 45,000    $ 2,735,507       $  1,907,550
      The E.W. Scripps Company(**)                              25,000      2,123,948          2,218,000
      Tribune Company                                           70,000      2,193,000          3,381,000
                                                                          -----------       ------------
                                                                            7,052,455          7,506,550
                                                                          -----------       ------------
      MULTILINE RETAIL-5.0%
      Target Corporation(**)                                    60,000      1,900,830          2,270,400
      Wal-Mart Stores, Inc.                                     60,000      3,021,901          3,220,200
                                                                          -----------       ------------
                                                                            4,922,731          5,490,600
                                                                          -----------       ------------
      SPECIALTY RETAIL-2.2%
      Lowe's Companies, Inc.(**)                                55,000      2,276,658          2,362,250
                                                                          -----------       ------------
   CONSUMER STAPLES-11.7%
      BEVERAGES-5.2%
      Anheuser-Busch Companies, Inc.                            40,000      1,985,042          2,042,000
      Pepsico, Inc.                                             82,000      2,622,340          3,649,000
                                                                          -----------       ------------
                                                                            4,607,382          5,691,000
                                                                          -----------       ------------
      FOOD & STAPLES RETAILING-3.9%
      Costco Wholesale Corporation(*)                           50,000      1,808,634          1,830,000
      Walgreen Co.                                              80,000      2,342,528          2,408,000
                                                                          -----------       ------------
                                                                            4,151,162          4,238,000
                                                                          -----------       ------------
      HOUSEHOLD PRODUCTS-2.6%
      The Proctor & Gamble Company(**)                          32,000      2,848,881          2,853,760
                                                                          -----------       ------------
   ENERGY-5.7%
      ENERGY EQUIPMENT & SERVICES-2.4%
      Schlumberger Limited                                      54,600      2,199,496          2,597,322
                                                                          -----------       ------------
      OIL & GAS-3.3%
      Apache Corporation                                        21,000      1,282,182          1,366,260
      ChevronTexaco Corp.                                       20,000      1,473,215          1,444,000
      Weatherford International Ltd.(*)                         20,000        820,000            838,000
                                                                          -----------       ------------
                                                                            3,575,397          3,648,260
                                                                          -----------       ------------
   FINANCIALS-19.1%
      BANKS-7.2%
      Bank of America Corporation                               35,000      2,409,500          2,766,050
      Wells Fargo & Company                                    100,000      2,381,250          5,040,000
                                                                          -----------       ------------
                                                                            4,790,750          7,806,050
                                                                          -----------       ------------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2003

                                                              NUMBER OF                        MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES        COST              VALUE
--------------------------------------------------------------------------------------------------------
      DIVERSIFIED FINANCIALS-9.9%
      American Express Company(**)                              65,000    $ 2,511,156       $  2,717,650
      Citigroup Inc.                                            60,000        769,118          2,568,000
      Freddie Mac(**)                                           55,000      3,022,909          2,792,350
      Lehman Brothers Holdings Inc.(**)                         20,000      1,081,700          1,329,600
      Merrill Lynch & Co., Inc.(**)                             30,000      1,096,251          1,400,400
                                                                          -----------       ------------
                                                                            8,481,134         10,808,000
                                                                          -----------       ------------
      INSURANCE-2.0%
      American International Group, Inc.(**)                    40,000      2,740,600          2,207,200
                                                                          -----------       ------------
   HEALTHCARE-20.4%
      BIOTECHNOLOGY-1.2%
      Amgen Inc.(*)                                             20,000      1,232,090          1,339,600
                                                                          -----------       ------------
      HEALTHCARE EQUIPMENT & SUPPLIES-8.5%
      Alcon, Inc.                                               65,000      2,170,000          2,970,500
      Medtronic, Inc.(**)                                      130,000      2,678,875          6,236,100
                                                                          -----------       ------------
                                                                            4,848,875          9,206,600
                                                                          -----------       ------------
      HEALTHCARE PROVIDERS-3.5%
      Cardinal Health, Inc. (**)                                59,437      3,162,492          3,821,799
                                                                          -----------       ------------
      PHARMACEUTICALS-7.2%
      Johnson & Johnson(**)                                     45,000      2,583,057          2,326,500
      Pfizer Inc.                                              163,000      1,249,349          5,566,450
                                                                          -----------       ------------
                                                                            3,832,406          7,892,950
                                                                          -----------       ------------
   INDUSTRIALS-8.4%
      AEROSPACE & DEFENSE-3.3%
      L-3 Communications Holdings, Inc.(*)(**)                  38,000      2,274,640          1,652,620
      Lockheed Martin Corporation                               40,000      1,998,419          1,902,800
                                                                          -----------       ------------
                                                                            4,273,059          3,555,420
                                                                          -----------       ------------
      AIR FREIGHT & LOGISTICS-2.0%
      United Parcel Service, Inc.                               35,000      2,043,000          2,229,500
                                                                          -----------       ------------
      INDUSTRIAL CONGLOMERATES-3.1%
      General Electric Company                                 120,000      2,014,213          3,441,600
                                                                          -----------       ------------
   INFORMATION TECHNOLOGY-12.6%
      COMMUNICATIONS EQUIPMENT-3.4%
      Cisco Systems, Inc.(*)                                   220,000      2,815,235          3,649,800
                                                                          -----------       ------------
      COMPUTER & PERIPHERALS-2.3%
      Dell Computer Corporation(*)                              80,000      2,110,645          2,556,800
                                                                          -----------       ------------
      INTERNET SOFTWARE & SERVICES-2.0%
      Hewlett-Packard Company                                  100,000      1,950,988          2,130,000
                                                                          -----------       ------------
      SEMICONDUCTOR EQUIPMENT-2.6%
      Applied Materials, Inc.(*)                                75,000      2,022,625          1,189,500
      Intel Corporation                                         79,200      2,237,038          1,646,093
                                                                          -----------       ------------
                                                                            4,259,663          2,835,593
                                                                          -----------       ------------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2003

                                                              NUMBER OF                        MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES        COST              VALUE
--------------------------------------------------------------------------------------------------------
      SOFTWARE-2.3%
      Microsoft Corporation                                    100,000    $ 3,712,321       $  2,561,000
                                                                          -----------       ------------
   MATERIALS-1.7%
      CHEMICALS-1.7%
      E. I. du Pont de Nemours and Company                      45,000      1,950,893          1,873,800
                                                                          -----------       ------------
   TELECOMMUNICATIONS SERVICES-1.8%
      DIVERSIFIED TELECOMMUNICATIONS-1.8%
      Verizon Communications Inc.                               50,000      1,880,533          1,972,500
                                                                          -----------       ------------
         TOTAL COMMON STOCKS-95.5%                                        $87,733,059       $104,275,954
                                                                          -----------       ------------
SHORT-TERM BONDS
      FINANCIAL SERVICES-BANK-4.5%
      Falcon Asset Securitization Corp, 1.00% Due 7/02/03     1,234,000     1,233,760          1,233,966
      Falcon Asset Securitization Corp, 1.05% Due 7/23/03     3,000,000     2,997,725          2,998,075
      Freddie Discount, 0.95% Due 7/01/03                      715,000        714,981            715,000
                                                                          -----------       ------------
         TOTAL SHORT-TERM-4.5%                                            $ 4,946,466       $  4,947,041
                                                                          -----------       ------------
         TOTAL INVESTMENTS-100.0%                                         $92,679,525       $109,222,995
                                                                          ===========       ============

--------------------------------------------------------------------------------
 (*) Denotes non-income producing holdings.

(**) A portion of the security is pledged as collateral for open options contracts.

--------------------------------------------------------------------------------
                        SCHEDULE OF CALL OPTIONS WRITTEN
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2003

                                                                                                    NUMBER OF      MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    EXPIRATION DATE    EXERCISE PRICE    CONTRACTS       VALUE
----------------------------------------------------------------------------------------------------------------------------
OPTIONS
   American Express Company                                     07-19-03              $42.50            650      $   (39,000)
   American International Group, Inc.                           07-19-03               60.00            200           (3,000)
   Cardinal Health, Inc.                                        09-20-03               65.00            594         (213,840)
   Clear Channel Communications, Inc.                           07-19-03               40.00            450         (135,000)
   Freddie Mac                                                  07-19-03               50.00            550         (110,000)
   Johnson & Johnson                                            07-19-03               55.00            450          (11,250)
   L-3 Communications Holdings, Inc.                            07-19-03               45.00            380          (28,500)
   Lehman Brothers Holdings Inc.                                07-19-03               70.00            200          (11,000)
   Lowe's Companies, Inc.                                       08-16-03               45.00            550          (55,000)
   Medtronic, Inc                                               07-19-03               47.50            500          (60,000)
   Merrill Lynch & Co., Inc.                                    07-19-03               42.50            300         (141,000)
   The Proctor & Gamble Company                                 07-19-03               90.00            320          (24,000)
   The E.W. Scripps Company                                     07-19-03               90.00            150           (6,000)
   Target Corporation                                           07-19-03               35.00            600         (198,000)
                                                                                                      -----      -----------
         TOTAL OPTIONS                                                                                5,894      $(1,035,590)
                                                                                                      =====      ===========

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------
                       TEN LARGEST COMMON STOCK HOLDINGS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  MARKET          % OF NET
JUNE 30, 2003                                                      VALUE           ASSETS
------------------------------------------------------------------------------------------
Medtronic, Inc.                                                 $ 6,236,100          5.9%
Pfizer Inc.                                                       5,566,450          5.2%
Wells Fargo & Company                                             5,040,000          4.7%
Cardinal Health, Inc.                                             3,821,799          3.6%
Cisco Systems, Inc.                                               3,649,800          3.4%
Pepsico, Inc.                                                     3,649,000          3.4%
General Electric Company                                          3,441,600          3.2%
Tribune Company                                                   3,381,000          3.2%
Wal-Mart Stores, Inc.                                             3,220,200          3.0%
Alcon, Inc.                                                       2,970,500          2.8%
------------------------------------------------------------------------------------------
    TEN LARGEST COMMON STOCK HOLDINGS                           $40,976,449         38.4%
==========================================================================================

--------------------------------------------------------------------------------
                        ALLOCATION OF EQUITY INVESTMENTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JUNE 30, 2003
-------------------------------------------------------------------------
Healthcare                                                          21.3%
Financial                                                           20.0%
Consumer Discretionary                                              14.7%
Information Technology                                              13.2%
Consumer Staples                                                    12.3%
Industrials                                                          8.8%
Energy                                                               6.0%
Telecommunication Services                                           1.9%
Materials                                                            1.8%
-------------------------------------------------------------------------
    ALLOCATION OF EQUITY INVESTMENTS                               100.0%
=========================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JUNE 30,                                                            2003
----------------------------------------------------------------------------
ASSETS:
   Investments in securities of unaffiliated issuers:
   Common stocks, at market (cost: $87,733,057)                 $104,275,954
   Short-term notes, at amortized cost                             4,947,041
                                                                ------------
          TOTAL INVESTMENTS                                      109,222,995
   Cash                                                                  555
   Dividends receivable                                               70,413
   Receivable for securities sold                                     61,597
   Receivable from Continental Assurance Company for fund
     deposits                                                          8,088
                                                                ------------
          TOTAL ASSETS                                           109,363,648
                                                                ------------
LIABILITIES:
   Fees payable to Continental Assurance Company                      14,548
   Call options written, at fair value (premium received
     $1,231,570)                                                   1,035,590
   Payable for securities purchased                                1,700,924
   Payable to Continental Assurance Company for fund
     withdrawals                                                     275,448
                                                                ------------
          TOTAL LIABILITIES                                        3,026,510
----------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS (6,065,646 units issued
  and outstanding at $17.53 per unit) (see note 2)              $106,337,138
============================================================================

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JUNE 30,                                                           2003
--------------------------------------------------------------------------
Investment Income:
   Dividends                                                    $  725,447
   Interest and other                                               19,331
                                                                ----------
         TOTAL INVESTMENT INCOME                                   744,778
                                                                ----------
Fees to Continental Assurance Company:
  Investment advisory fees                                         252,523
   Service fees                                                    166,665
                                                                ----------
         Total fees                                                419,188
                                                                ----------
         NET INVESTMENT INCOME                                     325,590
                                                                ----------
Investments:
   Net realized gains
         Stocks and bonds                                        2,349,629
         Call options written                                      697,905
   Change in net unrealized gains                                5,999,729
                                                                ----------
         NET GAIN ON INVESTMENTS                                 9,047,263
--------------------------------------------------------------------------
NET INCREASE IN PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                                                    $9,372,853
==========================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   UNAUDITED
--------------------------------------------------------------------------------
                 STATEMENTS OF CHANGES IN PARTICIPANTS' EQUITY
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  JUNE 30,      DECEMBER 31,
PERIODS ENDED                                                       2003            2002
--------------------------------------------------------------------------------------------
From operations:
  Net investment income                                         $    325,590    $     72,302
  Net realized gain (loss) on investments                          3,047,534     (11,638,726)
  Change in net unrealized gain (loss) on investments              5,999,729     (18,938,886)
                                                                ------------    ------------
    Net increase (decrease) in participants' equity
     resulting from operations                                     9,372,853     (30,505,310)
From unit transactions:
  Sales (15,984 units in 2003,and 142,173 units in 2002)             447,618       2,306,438
  Withdrawals (276,775 units in 2003, and 753,101 units in
    2002)                                                         (4,718,149)    (12,617,052)
                                                                ------------    ------------
      Net decrease in participants' equity resulting from
       unit transactions                                          (4,270,531)    (10,310,614)
                                                                ------------    ------------
      TOTAL INCREASE (DECREASE) IN PARTICIPANTS' EQUITY            5,102,322     (40,815,924)
Participants' equity, January 1                                  101,234,816     142,050,740
--------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY                                            $106,337,138    $101,234,816
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          SIX
                                         MONTHS
                                         ENDED                            YEARS ENDED DECEMBER 31,
(PER ACCUMULATION UNIT OUTSTANDING      JUNE 30,     ------------------------------------------------------------------
DURING THE PERIOD)                        2003          2002          2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------
Value at the beginning of the
  period                                   $16.00        $20.48        $26.37        $28.78        $21.55        $17.69
                                       ----------    ----------    ----------    ----------    ----------    ----------
Net investment income (1)                    0.12          0.16          0.18          0.20          0.17          0.20
Fees                                         0.07          0.15          0.19          0.24          0.20          0.16
                                       ----------    ----------    ----------    ----------    ----------    ----------
   NET INVESTMENT INCOME (LOSS)              0.05          0.01         (0.01)        (0.04)       (0.03)          0.04
                                       ----------    ----------    ----------    ----------    ----------    ----------
Net gain (loss) on investments               1.48         (4.49)        (5.88)        (2.37)         7.26          3.82
                                       ----------    ----------    ----------    ----------    ----------    ----------
   NET INCREASE (DECREASE) IN
      PARTICIPANTS' EQUITY
      RESULTING FROM OPERATIONS              1.53         (4.48)        (5.89)        (2.41)         7.23          3.86
                                       ----------    ----------    ----------    ----------    ----------    ----------
VALUE AT END OF PERIOD                     $17.53        $16.00        $20.48        $26.37        $28.78        $21.55
                                       ==========    ==========    ==========    ==========    ==========    ==========

Net assets ($000's)                      $106,337      $101,235      $142,051      $197,223      $227,654      $179,346

Total return                                  9.6%        (21.9)%       (22.3)%        (8.4)%        33.5%         21.8%

Ratio of net investment income
   (loss) to average participants'
   equity (2)                                0.64%         0.06%        (0.01)%       (0.14)%      (0.13)%         0.20%

Ratio of fees to average
   participants' equity (2)                  0.83%         0.83%         0.83%         0.83%         0.83%         0.83%
Portfolio turnover rate                        16%           64%           41%           19%           34%           41%
Number of accumulation units
  outstanding at end of period          6,065,646     6,326,437     6,937,365     7,479,166     7,908,845     8,320,912

--------------------------------------------------------------------------------
(1) Net investment income per share is based on average units outstanding.
(2) Annualized.

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   UNAUDITED
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                    NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ORGANIZATION
    Continental Assurance Company Separate Account (B) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Separate Account (B) is a separate account of Continental Assurance Company (CAC), an Illinois life insurance company which is a wholly-owned subsidiary of Continental Casualty Company (Casualty). Casualty is wholly-owned by CNA Financial Corporation (CNA). Loews Corporation owns approximately 90% of the outstanding common stock of CNA.
    The operations of CAC include the sale of certain variable annuity contracts, the proceeds of which are invested in Separate Account (B). CAC also provides investment advisory and administrative services to Separate Account (B) for a fee.
    The assets and liabilities of Separate Account (B) are segregated from those of CAC.

INVESTMENTS
    Investments in securities traded on national securities exchanges are valued at the last reported sales price. Securities not traded on a national exchange are valued at the bid price of over-the-counter market quotations. Short-term notes are valued at cost plus accrued discount or interest (amortized cost) which approximates market.
    Net realized gains and losses on sales of securities are determined as the difference between proceeds and cost, using the specific identification method. There are no differences in cost for financial statement and Federal income tax purposes.
    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES
    It is Separate Account (B)'s policy to comply with the applicable requirements of the Internal Revenue Code.
    Under existing Federal income tax law, no taxes are payable by Separate Account (B) on the net investment income and net gain on investments, which are reinvested in Separate Account (B) and taken into account in determining unit values.

OTHER
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                   NOTE 2. PARTICIPANTS' EQUITY -- NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JUNE 30,                                                          2003            2002
----------------------------------------------------------------------------------------------
From operations:
    Accumulated net investment income                         $  52,299,186   $ 51,862,210
    Accumulated net realized gain on investment transactions    140,886,108    141,798,467
    Accumulated unrealized gain                                  22,203,797     27,791,027
    Accumulated unrealized loss                                  (5,464,921)   (11,042,445)
                                                              -------------   ------------
      Accumulated income                                      $ 209,924,170   $210,409,259
From unit transactions:
    Accumulated proceeds from sale of units, net of
     withdrawals                                               (103,587,032)   (92,969,300)
----------------------------------------------------------------------------------------------
TOTAL PARTICIPANTS' EQUITY-NET ASSETS(*)                      $ 106,337,138   $117,439,959
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

(*) Active participant's equity, $106,176,995 and $117,225,508 respectively and inactive participant's equity with contracts in payout (annuitization) period, $160,143 for 2003 and $214,451 for 2002.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   UNAUDITED
--------------------------------------------------------------------------------
                              NOTE 3. INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENTS
SIX MONTHS ENDED JUNE 30,                                        2003
-----------------------------------------------------------------------------
Aggregate proceeds (Common stock $17,829,646)                 $81,750,493
Aggregate cost (Common stock $15,483,056)                      78,702,959
-----------------------------------------------------------------------------
    Net realized gain                                         $ 3,047,534
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
INCREASE IN NET UNREALIZED GAIN ON INVESTMENTS
SIX MONTHS ENDED JUNE 30,                                        2003
-----------------------------------------------------------------------------
Unrealized gain on investments
    Balance, June 30                                          $16,738,876
    Less balance, January 1                                    10,739,147
-----------------------------------------------------------------------------
    Change in net unrealized gains                            $ 5,999,729
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
AGGREGATE COST OF SECURITIES PURCHASED
SIX MONTHS ENDED JUNE 30,                                        2003
-----------------------------------------------------------------------------
Common stocks                                                 $13,950,011
Long-term notes                                                 1,987,500
Short-term notes                                               65,521,930
-----------------------------------------------------------------------------
    Total purchases                                           $81,459,441
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            NOTE 4. MANAGEMENT FEES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) pays fees to CAC for investment advisory and management services, under an advisory agreement, "The Investment Advisory Agreement". The fees are set by contract at one-half of one percent per annum of the average daily net assets of Separate Account (B).
     The Investment Advisory Agreement additionally provides for the reimbursement to CAC for certain legal, accounting and other expenses. Such reimbursement of service fees is computed at the rate of 0.33 of one percent per annum of the average daily net assets of Separate Account (B).
     Participants pay fees directly to CAC for sales and administrative services, which are deducted from participants' accounts on an annual basis (included in unit transaction withdrawals in the Statement of Changes in Participants' Equity). Sales fees represent costs paid by participants upon purchase of additional accumulation units; administrative fees are deducted annually from applicable participants' accounts.

--------------------------------------------------------------------------------
FEES AND EXPENSES PAID TO CAC

SIX MONTHS ENDED JUNE 30,                                         2003
------------------------------------------------------------------------
Investment advisory fees                                        $252,523
Service fees                                                     166,665
                                                                --------
      Total fees charged to participants' equity                 419,188
Sales and administrative fees paid by participants                   389
------------------------------------------------------------------------
      Total                                                     $419,577
------------------------------------------------------------------------
------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   UNAUDITED
--------------------------------------------------------------------------------
                    NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) enters into certain derivative financial instruments, namely call options.

     Derivatives are carried at fair value, which generally reflects the estimated amounts that Separate Account (B) would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for all of Separate Account (B)'s derivatives.

     The fair values associated with these instruments are generally affected by changes in the underlying stock price. The credit risk associated with these instruments is minimal as all transactions are cleared through security exchanges.

     A summary of the aggregated notional amounts of call options at June 30, 2003 is presented below.

                                  CALL OPTIONS
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30,                                          2003
---------------------------------------------------------------------------
Notional Value                                                  $30,413,500
---------------------------------------------------------------------------

     Transactions in options written during the six months ended June 30, 2003, were as follows:
--------------------------------------------------------------------------------

                                                                NUMBER OF     PREMIUMS
                                                                CONTRACTS     RECEIVED
----------------------------------------------------------------------------------------
Options outstanding at December 31, 2002                           4,954     $   510,095
Options written                                                   33,538       4,082,927
Options repurchased                                              (14,640)     (1,964,349)
Options expired                                                  (12,048)       (997,749)
Options exercised                                                 (5,910)       (399,354)
                                                                 -------     -----------
Options outstanding at June 30, 2003                               5,894     $ 1,231,570
----------------------------------------------------------------------------------------

     These options were collateralized by stock with a market value of $30,265,400 at June 30, 2003.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------
                       COMMITTEE FOR SEPARATE ACCOUNT (B)

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                                                  FUND COMPLEX         OTHER
                                                                                                   OVERSEEN BY     DIRECTORSHIPS
                                                  TERM OF OFFICE                                   DIRECTOR OR        HELD BY
      NAME, ADDRESS,          POSITION(S) HELD    AND LENGTH OF      PRINCIPAL OCCUPATION(S)       NOMINEE FOR      DIRECTOR OR
         AND AGE                 WITH FUND         TIME SERVED       DURING THE LAST 5 YEARS        DIRECTOR          NOMINEE
--------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED COMMITTEE MEMBERS
--------------------------------------------------------------------------------------------------------------------------------
Richard T. Fox                Committee Member    One Year          Financial Consultant               One             None
CNA Plaza
Chicago, Illinois 60685                           Sixteen Years
Age -- 65
--------------------------------------------------------------------------------------------------------------------------------
Robert L. Parkinson Jr.       Committee Member    One Year          Dean of Loyola University          One             None
CNA Plaza                                                           Chicago's School of
Chicago, Illinois 60685                           Three Months      Business Administration
Age -- 52                                                           and Graduate School of
                                                                    Business beginning in
                                                                    August 2002; from 1999 to
                                                                    2001, President and Chief
                                                                    Operating Officer of Abbot
                                                                    Laboratories; Executive
                                                                    Vice President of Abbott
                                                                    Laboratories during 1998
--------------------------------------------------------------------------------------------------------------------------------
Peter J. Wrenn                Committee Member    One Year          President of Hudson                One             None
CNA Plaza                                                           Technology, Inc.
Chicago, Illinois 60685                           Fifteen Years
Age -- 67
--------------------------------------------------------------------------------------------------------------------------------
                                      INTERESTED COMMITTEE MEMBERS AND EXECUTIVE OFFICERS*
--------------------------------------------------------------------------------------------------------------------------------
Dennis R. Hemme               Committee Member    One Year          Vice President of CAC and          One             None
CNA Plaza                     and Chairman                          Casualty since May 1999;
Chicago, Illinois 60685                           Three Months      prior thereto Assistant
Age -- 48                                                           Vice President of CAC and
                                                                    Casualty. Portfolio
                                                                    Manager of Separate
                                                                    Account (B) since
                                                                    September
--------------------------------------------------------------------------------------------------------------------------------
Marilou R. McGirr             Committee Member    One Year          2002; Vice President of            One             None
CNA Plaza                     and Portfolio                         CAC and Casualty since
Chicago, Illinois 60685       Manager             Five Years        January 1997
Age -- 50
--------------------------------------------------------------------------------------------------------------------------------
Lynne Gugenheim               Secretary           One Year          Senior Vice President and          One             None
CNA Plaza                                                           Deputy General Counsel of
Chicago, Illinois 60685                           Seven Years       CAC and Casualty since
Age -- 43                                                           March 2000; Vice President
                                                                    and Associate General
                                                                    Counsel of CAC and
                                                                    Casualty from January 1996
                                                                    to March 2000

--------------------------------------------------------------------------------

* An interested person within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended by virtue of his/her employment with CAC.

Participants' Inquiries To:
Continental Assurance Company
Separate Account (B)
Attn: Individual Pension Accounts-41S
P.O. Box 803572
Chicago, Illinois 60680-3572
800-351-3001

(CNA LOGO)
For All the Commitments You Make(R)

(UNION BUG)

L 554-921 (06/03)                  (08/03)

        CONTINENTAL ASSURANCE COMPANY
        SEPARATE ACCOUNT (B)
        REPORT TO PARTICIPANTS
        JUNE 30, 2003
      Web Site: www.cna.com/sab/
      Internet e-mail:sab@cna.com

(COVER ARTWORK)

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

         (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

         (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Continental Assurance Company Separate Account (B)

BY: /s/ LYNNE GUGENHEIM
   ----------------------------------------
    Lynne Gugenheim
    Secretary

Date:  August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Continental Assurance Company Separate Account (B)

BY: /s/ ROBERT V. DEUTSCH
   ----------------------------------------
    Robert V. Deutsch
    Executive Vice President and Chief Financial Officer

Date:   August 28, 2003